DERIVATIVE LIABILITIES (Details Narrative) - Input And Assumptions Used For Computing Derivative Liabilities [Member]	12 Months Ended
Jun. 30, 2020
Probability of future financing	100.00%
Other information	Stock prices on all measurement dates were based on the fair market value
Minimum [Member]
Computed volatility ranging	248.00%
Interest rate(Risk free)	0.013%
Maximum [Member]
Computed volatility ranging	258.00%
Interest rate(Risk free)	0.15%